PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) $ in Millions	1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Feb. 28, 2017 claim	Feb. 22, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Feb. 22, 2017 case item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Disclosure of other provisions [line items]
Received from successful settlement							$ 0.0
Metal-on-metal
Disclosure of other provisions [line items]
Number of claims pending | item			1,260			1,260
Number of modular components | item							2
Number of group settlements | item									2	2
Net cash cost of settlements									$ 25.0	$ 25.0
Number of cases requested by plaintiffs to be transferred | case						733
Number of claims settled | claim		150
Defence cost							$ 50.0
Proceeds from insurance recovery							$ 147.0
Arthrex
Disclosure of other provisions [line items]
Received from successful settlement					$ 99.0			$ 54.0
Number of subsidiaries decided to have infringed litigant's patents | item				2
Number of litigant's patents decided to be infringed | item				2
Amount awarded to litigant			$ 8.0	$ 17.0
Payment received as part of litigation	$ 80.0